Lines of Credit, Promissory Notes, and Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

The following is a summary of all Company debt as of June 30, 2015:

Revolving line of credit	$9,500
Promissory notes, related to acquisitions	747
Total debt	10,247
Less current maturities	5,576
Long-term debt	$4,671

The following is a summary of all debt as of December 31, 2014:

Revolving line of credit	$4,716
Promissory notes, related to acquisitions	1,263
Note payable	38
Total debt	6,017
Less current maturities	989
Long-term debt	$5,028

Schedule Of Promissory Notes Issued In Connection With Acquisition Activities [Table Text Block]
The following is a summary of the promissory notes issued in connection with the acquisition activities during the year ended December 31, 2014:

	Issue Date	Fair Value Principal Amount(1)		Interest Rate per Annum	Maturity Date
CorrectMed	May 8, 2014	$465		5.0%	May 8, 2015
Bay Walk-In	August 29, 2014	30		5.0%	August 29, 2016
Bay Walk-In	August 29, 2014	205		5.0%	August 29, 2016
Bay Walk-In	August 29, 2014	289		none	February 28, 2017
Mid-South	September 12, 2014	170	*	5.0%	September 12, 2016
MedHelp	October 31, 2014	87	*	5.0%	October 31, 2015
Stat Medical Care	December 31, 2014	51	*	5.0%	December 31, 2015
Total		$1,297

(1)	Amounts include working capital and valuation adjustments
*	Promissory notes issued to seller physicians are related parties. See Note 16 — Related Party Transactions.